Financial Instruments - Aging of trade receivables (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Trade receivables	$ 392,865	$ 392,759
Corporate customers [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	389,381
Other customers [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	3,484
Current (not past due)
Disclosure of detailed information about financial instruments [line items]
Trade receivables	390,281
Current (not past due) | Corporate customers [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	389,012
Current (not past due) | Other customers [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	1,269
1-30 days past due
Disclosure of detailed information about financial instruments [line items]
Trade receivables	2,106
1-30 days past due | Corporate customers [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	273
1-30 days past due | Other customers [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	1,833
More than 30 days past due
Disclosure of detailed information about financial instruments [line items]
Trade receivables	478
More than 30 days past due | Corporate customers [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	96
More than 30 days past due | Other customers [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	$ 382